UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Financial Partners, L.L.C.
Address: 96 Cummings Point Road

         Stamford, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Manager
Phone:     203-358-8000

Signature, Place, and Date of Signing:





     Donald T. Netter     Stamford, CT     February 14, 2007

***This amendment corrects a misstatement of a security name in the original 13F-HR filing. Data associated in the original filing with security Pilgrim's Pride Corp should have been associated with Gold Kist, Inc.***


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $62,066 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter
2    28-11255                      Dolphin Holdings Corp.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYSTEMS INC              COM              00845V308       61     3200          DEFINED 1                3200
ANGELICA CORP                  COM              034663104     2417    93700          DEFINED 1               93700
ARAMARK CORP                   CL B             038521100     4780   142896          DEFINED 1              142896
AZTAR CORPORATION              COM              054802103     6918   127120          DEFINED 1              127120
BAIRNCO CORP                   COM              057097107      942    73900          DEFINED 1               73900
BIOMET INC                     COM              090613100     1321    32000          DEFINED 1               32000
CHAMPPS ENTERTAINMENT INC      COM              158787101      556    80000          DEFINED 1               80000
CONSTELLATION ENERGY GRP INC   COM              210371100     8760   127200          DEFINED 1              127200
CORNELL COS INC                COM              219141108     2029   110699          DEFINED 1              110699
DHB INDUSTRIES INC             COM              23321E103      823   279106          DEFINED 1              279106
FPL GROUP INC                  COM              302571104      544    10000          DEFINED 1               10000
GENCORP INC                    COM              368682100      238    17000          DEFINED 1               17000
HOUSTON EXPLORATION CO         COM              442120101     3107    60000          DEFINED 1               60000
I-MANY INCORPORATED            COM              44973Q103     1099   666229          DEFINED 1              666229
INFOUSA INC                    COM              456818301    11081   930372          DEFINED 1              930372
JOHNSON OUTDOORS INC           CL A             479167108     3230   174000          DEFINED 1              174000
KATY INDS INC                  COM              486026107      384   143200          DEFINED 1              143200
MASSEY ENERGY CO               COM              576206106     1822    78435          DEFINED 1               78435
MTR GAMING GROUP INC           COM              553769100      666    54500          DEFINED 1               54500
PHELPS DODGE CORP              COM              717265102     5208    43500          DEFINED 1               43500
GOLD KIST INC                  COM              380614107      790    37600          DEFINED 1               37600
PMA CAPITAL CORP               CL A             693419202      817    88659          DEFINED 1               88659
SL GREEN REALTY CORP           COM              78440X101     1376    10366          DEFINED 1               10366
SUN TIMES MEDIA GROUP INC      CL A             86688Q100     1866   380000          DEFINED 1              380000
TRIBUNE CO                     COM              896047107     1231    39980          DEFINED 1               39980